Consolidated Schedule of Investments
Principal Private Credit Fund
December 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .30 % Shares Held Value (000's)
Money Market Funds - 7 .30%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.71%
(a),(b),(c),(d)
8,300,146 $ 8,300
TOTAL INVESTMENT COMPANIES $ 8,300
COMMON STOCKS - 0 .67 % Shares Held Value (000's)
Commercial Services - 0 .27%
APS Blackwater Holdings LLC
(c),(e),(f),(g)
194 $ 194
CPS Investors, LP
(e),(f),(g)
442 40
Mascarene VTC Investment
(e),(f),(g)
81,343 73
Warrior Ultimate Holdings LLC - Class A
Common
(c),(e),(f),(g)
87 —
$ 307
Cosmetics & Personal Care - 0 .01%
CVS Parent Holdings LLC
(c),(e),(f),(g)
3 6
Diversified Financial Services - 0 .15%
CWC Fund I Co-Invest MFA LP
(c),(e),(f),(g)
168,157 168
Electrical Components & Equipment - 0 .08%
SENS Intermediate Holdings LLC
(c),(e),(f),(g)
80 89
Electronics - 0 .08%
Advantage Surveillance, LLC
(c),(e),(f),(g)
93,458 93
Engineering & Construction - 0 .02%
AKS Engineering Holdings LLC
(c),(e),(f),(g)
20 22
Enterprise Software & Services - 0 .02%
Douglas Top Parent LLC
(c),(e),(f),(g)
19,712 21
Software - 0 .04%
CIT Intermediate Holdco, Inc.
(e),(f),(g)
5 46
TOTAL COMMON STOCKS $ 752
PREFERRED STOCKS - 0 .04 % Shares Held Value (000's)
Commercial Services - 0 .04%
Warrior Ultimate Holdings LLC - Class A Preferred
0.00%
(c),(e),(f),(g)
394 $ 44
TOTAL PREFERRED STOCKS $ 44
BONDS - 5 .55%
Principal
Amount (000's) Value (000's)
Airlines - 0 .00%
OneSky Flight LLC
8.88%, 12/15/2029
(h)
$ 5 $ 5
Automobile Parts & Equipment - 0 .67%
Dana Inc
5.38%, 11/15/2027 750 749
Building Materials - 0 .07%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(h)
76 80
Diversified Financial Services - 0 .68%
Credit Acceptance Corp
9.25%, 12/15/2028
(h)
335 350
OneMain Finance Corp
3.50%, 01/15/2027 135 134
Rocket Cos Inc
6.13%, 08/01/2030
(h)
275 284
$ 768
Electric - 0 .60%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(h)
325 324
VoltaGrid LLC
7.38%, 11/01/2030
(h)
359 356
$ 680
Entertainment - 0 .32%
Caesars Entertainment Inc
4.63%, 10/15/2029
(h)
380 365
Food - 0 .61%
B&G Foods Inc
8.00%, 09/15/2028
(h)
365 359
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(h)
320 334
$ 693
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0 .01%
Mercer International Inc
12.88%, 10/01/2028
(h)
$ 15 $ 12
Healthcare - Services - 0 .09%
LifePoint Health Inc
11.00%, 10/15/2030
(h)
95 104
Media - 0 .48%
CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 06/01/2029
(h)
405 401
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(h)
144 145
$ 546
Oil & Gas - 0 .19%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(h)
70 73
Chord Energy Corp
6.00%, 10/01/2030
(h)
140 142
$ 215
Oil & Gas Services - 0 .03%
Enerflex Inc
6.88%, 01/15/2031
(h)
35 36
Packaging & Containers - 0 .63%
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(h)
375 382
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(h)
335 332
$ 714
Pharmaceuticals - 0 .23%
AdaptHealth LLC
6.13%, 08/01/2028
(h)
255 257
Pipelines - 0 .31%
Venture Global LNG Inc
9.50%, 02/01/2029
(h)
340 352
REITs - 0 .55%
Arbor Realty SR Inc
7.88%, 07/15/2030
(h)
40 38
8.50%, 12/15/2028
(h)
245 244
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(h)
360 356
$ 638
Retail - 0 .02%
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(h)
25 26
Telecommunications - 0 .06%
CommScope LLC
7.13%, 07/01/2028
(h)
68 68
TOTAL BONDS $ 6,308
SENIOR FLOATING RATE INTERESTS
- 91 .23%
Principal
Amount (000's) Value (000's)
Advertising - 2 .73%
Finn Partners Inc ; Term Loan
10.68%, 07/01/2026
(b),(f)
1,278 1,277
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
KL Charlie Acquisition Corp ; Term Loan
9.02%, 12/30/2026
(b),(f)
737 742
CME Term Secured Overnight Financing
Rate 1 Month + 5.10%
KL Charlie Acquisition Corp ; Delayed Draw Term
Loan
9.04%, 12/30/2026
(b),(f)
1,073 1,079
CME Term Secured Overnight Financing
Rate 1 Month + 5.10%
$ 3,098

Consolidated Schedule of Investments
Principal Private Credit Fund
December 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 0 .51%
TransDigm Inc ; Term Loan J
6.22%, 02/28/2031 $ 576 $ 578
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Automobile Parts & Equipment - 1 .59%
B'laster Holdings LLC ; Term Loan
8.69%, 10/25/2029
(b),(f)
1,150 1,150
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
M&D Midco Inc ; Term Loan
10.00%, 08/31/2028
(b),(f)
664 664
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
$ 1,814
Building Materials - 0 .07%
Stonegrove Roofing, LLC ; Delayed Draw Term
Loan
9.19%, 04/17/2030
(f)
84 82
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Chemicals - 2 .29%
Element Solutions Inc ; Term Loan B3
5.47%, 12/18/2030 301 303
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Kano Intermediate Inc. ; Term Loan
8.75%, 12/17/2030
(b),(f)
2,306 2,306
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 2,609
Commercial Services - 23 .61%
Atlantic Pipe Services, LLC ; Term Loan
8.20%, 12/01/2031
(f)
2,227 2,199
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Atlantic Pipe Services, LLC ; Revolver
8.17%-8.20%, 12/01/2031
(f)
156 154
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Barricade Holdings LLC ; Term Loan
8.69%, 09/30/2030
(f)
3,017 2,977
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Barricade Holdings LLC ; Revolver
8.47%-8.53%, 09/30/2030
(f)
445 439
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CPS Holdco, Inc ; Term Loan
8.77%, 03/28/2031
(f)
1,491 1,483
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CPS Holdco, Inc ; Delayed Draw Term Loan
8.59%, 03/28/2031
(f)
768 764
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.73%, 03/28/2031
(f)
103 103
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Fowler Route Co., Inc ; Term Loan
9.44%, 02/28/2030
(f)
2,177 2,160
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Fowler Route Co., Inc ; Revolver
9.22%-9.23%, 02/28/2030
(f)
160 159
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security Corp ; Term Loan B
6.75%, 02/01/2029 $ 667 $ 669
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
HEF Safety Ultimate Holdings, LLC ; Term Loan
9.44%, 11/19/2029
(b),(f)
1,036 1,036
CME Term Secured Overnight Financing
Rate 6 Month + 5.25%
Prosource Holdings MP, LLC ; Term Loan
8.52%, 12/30/2030
(f)
1,561 1,561
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Prosource Holdings MP, LLC ; Delayed Draw Term
Loan
8.17%-8.37%, 12/30/2030
(f)
516 516
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Riverview Landscape Holdings, LLC ; Delayed
Draw Term Loan
10.28%, 01/29/2030
(f)
2,325 2,301
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Riverview Landscape Holdings, LLC ; Revolver
9.94%-10.11%, 01/29/2030
(f)
137 136
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Riverview Landscape Holdings, LLC ; Term Loan
10.28%, 01/29/2030
(f)
1,877 1,858
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Rotolo Consultants Inc. ; Term Loan
9.78%, 01/31/2031
(b),(f)
1,533 1,529
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Ruppert Landscape, LLC ; Term Loan
8.88%, 12/01/2028
(b),(f)
617 616
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Ruppert Landscape, LLC ; Delayed Draw Term Loan
8.84%, 12/01/2028
(b),(f)
150 149
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Sales Performance International, LLC ; Revolver
8.86%, 08/24/2028
(f)
65 65
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Sales Performance International, LLC ; Term Loan
8.92%, 08/24/2028
(b),(f)
1,652 1,652
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
8.98%, 08/24/2028
(b),(f)
1,028 1,031
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Shift4 Payments LLC ; Term Loan B
6.17%, 07/02/2032 549 551
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Veritiv Operating Co ; Term Loan B
7.67%, 11/30/2030 493 492
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
VTC Buyer Corp. ; Term Loan
9.18%, 07/15/2031
(f)
723 728
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%

Consolidated Schedule of Investments
Principal Private Credit Fund
December 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
VTC Buyer Corp. ; Delayed Draw Term Loan
8.98%-9.01%, 07/15/2031
(f)
$ 101 $ 101
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
9.01%, 07/15/2031
(f)
378 380
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Wolverine Seller Holdings, LLC ; Revolver
8.75%, 01/17/2030
(f)
18 18
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Wolverine Seller Holdings, LLC ; Delayed Draw
Term Loan
8.61%, 01/17/2030
(f)
152 151
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Wolverine Seller Holdings, LLC ; Term Loan
8.77%, 01/17/2030
(b),(f)
871 863
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 26,841
Computers - 0 .39%
McAfee Corp ; Term Loan B1
6.72%, 03/01/2029 478 439
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0 .28%
Kronos Acquisition Holdings Inc ; Term Loan B
7.67%, 06/27/2031 494 319
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Cosmetics & Personal Care - 7 .36%
Accupac, LLC ; Term Loan
7.00%, PIK 6.00%; 12/31/2029
(b),(f),(i)
2,132 2,090
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Accupac, LLC ; Revolver
10.87%-11.00%, 12/31/2029
(f)
154 151
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
CompletePet Florida, LLC ; Term Loan
8.52%, 02/05/2030
(f)
4,167 4,156
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
8.52%, 02/06/2030
(b),(f)
597 596
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
CompletePet Florida, LLC ; Revolver
8.50%, 02/05/2030
(f)
181 181
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
G-2 Lather Acquisition Corp. ; Term Loan
8.94%, 01/31/2031
(f)
1,209 1,203
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 8,377
Diversified Financial Services - 4 .40%
Jane Street Group LLC ; Term Loan B
5.83%, 12/15/2031 541 538
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Merit Financial Group, LLC ; Term Loan
9.02%, 08/27/2032
(f)
2,046 2,029
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Merit Financial Group, LLC ; Revolver
11.25%, 08/27/2032
(f)
$ 286 $ 283
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Obra Capital ; Term Loan
11.12%, 06/21/2029
(f)
2,168 2,155
CME Term Secured Overnight Financing
Rate 1 Month + 7.36%
$ 5,005
Electric - 1 .24%
TPS Intermediate, LLC ; Term Loan
8.86%, 06/09/2029
(f)
1,274 1,255
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
TPS Intermediate, LLC ; Delayed Draw Term Loan
8.94%, 06/08/2029
(f)
158 156
CME Term Secured Overnight Financing
Rate 3 Month + 5.10%
$ 1,411
Electrical Components & Equipment - 3 .37%
Energizer Holdings Inc ; Term Loan B
5.73%, 03/13/2032 405 405
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Engineered Products Co., LLC ; Term Loan
8.81%, 01/30/2026
(f)
2,213 2,201
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Engineered Products Co., LLC ; Revolver
8.59%, 01/30/2026
(f)
55 55
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
SENS Intermediate Holdings LLC ; Term Loan
8.47%-8.49%, 03/10/2031
(f)
1,177 1,175
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%, CME Term Secured
Overnight Financing Rate 6 Month + 4.75%
$ 3,836
Electronics - 3 .67%
Advantage Surveillance, LLC ; Term Loan
8.39%, 11/04/2030
(f)
935 925
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Advantage Surveillance, LLC ; Revolver
8.39%, 11/04/2030
(f)
21 21
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
AEP Passion Intermediate Holdings Inc ; Term Loan
5.74%, PIK 4.75%; 10/05/2027
(f),(i)
350 341
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
AIDC Intermediate Co 2, LLC ; Term Loan
9.19%, 07/22/2027
(b),(f)
1,533 1,533
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
DecisionPoint Technologies, Inc. ; Term Loan
9.75%, 09/03/2029
(f)
1,369 1,356
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 4,176
Engineering & Construction - 2 .01%
AKS Engineering & Forestry, LLC ; Term Loan
8.70%, 01/07/2031
(f)
415 409
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
8.71%, 01/02/2031
(b),(f)
1,400 1,379
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%

Consolidated Schedule of Investments
Principal Private Credit Fund
December 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Force Electrical Buyerco, LLC ; Delayed Draw Term
Loan
8.26%, 10/21/2032
(f)
$ 8 $ 8
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Force Electrical Buyerco, LLC ; Term Loan
8.36%, 10/21/2032
(f)
460 456
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Force Electrical Buyerco, LLC ; Revolver
10.50%, 10/21/2032
(f)
31 31
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 2,283
Enterprise Software & Services - 1 .17%
Douglas Holdings, Inc. ; Term Loan
0.00%, PIK 9.75%; 08/27/2030
(f),(i)
1,182 1,191
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. ; Delayed Draw Term Loan
9.11%, 08/27/2030
(f)
31 31
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Douglas Holdings, Inc. ; Synthetic PIK Delayed
Draw Term Loan
9.44%, PIK 0.00%; 08/27/2030
(f),(i)
107 108
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
$ 1,330
Environmental Control - 0 .95%
Gold Medal Holdings Inc ; Term Loan
9.78%, 03/17/2027
(b),(f)
1,077 1,077
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Food - 5 .13%
Cornhusker Buyer, Inc. ; Term Loan
10.07%-10.24%, PIK 1.75%; 10/31/2028
(f),(i)
781 781
CME Term Secured Overnight Financing
Rate 3 Month + 6.40%
Costanzo's Bakery, LLC ; Term Loan
9.53%, 06/18/2027
(b),(f)
782 782
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Fiesta Purchaser Inc ; Term Loan B
6.47%, 02/12/2031 493 492
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Hill Country Dairies, Inc. ; Delayed Draw Term
Loan
8.82%, 08/01/2030
(f)
126 126
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Hill Country Dairies, Inc. ; Term Loan
8.84%, 08/01/2030
(f)
1,533 1,536
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
KNPC Holdco, LLC ; Term Loan
9.83%, 10/22/2029
(b),(f)
1,264 1,264
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
11.08%, 10/22/2029
(b),(f)
205 205
CME Term Secured Overnight Financing
Rate 6 Month + 6.85%
Maldives Acquisition, LLC ; Term Loan
10.02%, 07/15/2028
(f)
660 659
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
$ 5,845
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 10 .91%
IPC Pain Acquisition LLC ; Term Loan
9.23%, 05/19/2027
(f)
$ 415 $ 413
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
9.57%, 05/19/2027
(f)
198 197
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
North Haven USHC Acquisition, Inc. ; Term Loan
9.23%, 10/29/2027
(b),(f)
703 696
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
Orion Midco LLC ; Term Loan
9.14%, 05/21/2031
(b),(f)
2,077 2,080
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Pediatric Home Respiratory Services, LLC ; Term
Loan
9.10%, 12/23/2030
(f)
1,784 1,775
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
9.12%, 12/23/2030
(b),(f)
2,827 2,813
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
SDG MGMT Company, LLC ; Term Loan
9.81%, 07/03/2028
(b),(f)
719 717
CME Term Secured Overnight Financing
Rate 3 Month + 5.85%
10.13%, 07/03/2028
(b),(f)
215 215
CME Term Secured Overnight Financing
Rate 3 Month + 6.10%
SSA Acquisition Holdco, LLC ; Term Loan
10.28%, 07/25/2029
(f)
1,947 1,908
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
SSA Acquisition Holdco, LLC ; Delayed Draw Term
Loan
10.02%, 07/25/2029
(f)
438 429
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
10.20%, 07/25/2029
(f)
1,177 1,154
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
$ 12,397
Insurance - 0 .50%
Asurion LLC ; Term Loan B4
10.12%, 01/20/2029 580 568
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Lodging - 0 .43%
Fertitta Entertainment LLC/NV ; Term Loan B
6.97%, 01/27/2029 492 492
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .01%
TK Elevator US Newco Inc ; Term Loan B
7.20%, 04/30/2030 15 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .87%
Directv Financing LLC ; Tern Loan Extended
9.35%, 08/02/2029 115 115
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.34%, 02/15/2031 357 356
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%

Consolidated Schedule of Investments
Principal Private Credit Fund
December 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc ; Term Loan
9.61%, 05/01/2029 $ 577 $ 527
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 998
Mining - 0 .25%
Arsenal AIC Parent LLC ; Term Loan B
6.47%, 08/18/2030 284 284
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Oil & Gas Services - 0 .37%
Deep Blue Operating I LLC ; Term Loan B
6.59%, 10/01/2032 420 421
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 2 .79%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.97%, 03/26/2032 483 483
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Clydesdale Acquisition Holdings Inc ; Delayed Draw
Term Loan B-DD
8.01%, 04/01/2032 6 6
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Flexpak Investment Corp ; Term Loan
8.61%, 07/30/2027
(f)
278 278
CME Term Secured Overnight Financing
Rate 1 Month + 4.85%
Keg Logistics LLC ; Term Loan
10.61%, PIK 0.50%; 11/23/2027
(b),(f),(i)
1,925 1,925
CME Term Secured Overnight Financing
Rate 3 Month + 6.90%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.23%, 04/15/2030 495 484
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,176
Pharmaceuticals - 2 .83%
1261229 BC Ltd ; Term Loan B
9.97%, 10/08/2030 493 480
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc ; Term Loan B
7.47%, 04/23/2031 494 489
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
KL Moon Acquisition, LLC ; Term Loan
10.85%, PIK 0.00%; 02/01/2029
(f),(i)
635 628
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Vert Markets LLC ; Term Loan
9.19%, 12/18/2029
(f)
1,483 1,467
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Vert Markets LLC ; Revolver
8.97%-9.01%, 12/18/2029
(f)
158 156
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 3,220
Pipelines - 0 .49%
NGL Energy Operating LLC ; Term Loan B
7.22%, 02/03/2031 548 553
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .44%
KFC Holding Co ; Term Loan B
5.60%, 03/15/2028 $ 495 $ 496
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Software - 9 .73%
Alta Buyer LLC ; Term Loan
9.03%, 12/21/2027
(b),(f)
1,005 1,005
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Alta Buyer LLC ; Delayed Draw Term Loan
9.03%, 12/21/2027
(b),(f)
272 272
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
CEV Multimedia, LLC ; Term Loan
10.29%, 12/27/2027
(b),(f)
240 240
CME Term Secured Overnight Financing
Rate 1 Month + 6.35%
Charles IT, LLC ; Term Loan
8.42%, 11/14/2030
(f)
1,495 1,473
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Charles IT, LLC ; Delayed Draw Term Loan
8.71%, 11/14/2030
(f)
794 782
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Cleartelligence, LLC ; Term Loan
9.94%, 07/10/2029
(f)
2,448 2,417
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cleartelligence, LLC ; Revolver
9.91%, 07/10/2029
(f)
61 60
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cyber Advisors, LLC ; Term Loan
9.19%, 07/18/2028
(f)
806 796
CME Term Secured Overnight Financing
Rate 1 Month + 5.35%
ES Ventures, LLC ; Term Loan
8.54%, 12/13/2028
(b),(f)
1,024 1,014
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
8.54%, 12/13/2028
(b),(f)
687 681
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Global Precision Research, LLC ; Term Loan
8.42%, 10/28/2031
(f)
1,542 1,519
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Moonraker AcquisitionCo LLC ; Term Loan
9.45%, 08/04/2028
(b),(f)
815 816
CME Term Secured Overnight Financing
Rate 6 Month + 5.75%
$ 11,075
Telecommunications - 0 .84%
CommScope LLC ; Term Loan
9.51%, 12/17/2029 465 465
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Zayo Group Holdings Inc ; PIK Term Loan
7.03%, PIK 0.50%; 03/11/2030
(i)
519 491
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 956
TOTAL SENIOR FLOATING RATE INTERESTS $ 103,771
Total Investments $ 119,175
Other Assets and Liabilities -  (4.79)% (5,441)
TOTAL NET ASSETS - 100.00% $ 113,734

Consolidated Schedule of Investments
Principal Private Credit Fund
December 31, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the Principal Private Credit Fund
(SPV), LLC (the "SPV"), which is a wholly-owned subsidiary of the Fund.
(c) All or a portion of this security is owned by the Principal Private Credit Fund
(Corp Blocker), LLC (the "Domestic Subsidiary"), which is a wholly-owned subsidiary of the Fund.
(d) All or a portion of this security is owned by the Principal Private Credit
Fund Lending Vehicle, LLC (the "Lending Vehicle"), which is a wholly-owned subsidiary of the Fund.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,425 or 4.77% of net assets.
(i) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 51 .37%
Industrial 14 .26%
Technology 11 .35%
Money Market Funds 7 .30%
Financial 6 .28%
Communications 4 .98%
Consumer, Cyclical 3 .47%
Basic Materials 2 .55%
Utilities 1 .84%
Energy 1 .39%
Other Assets and Liabilities
( 4 .79 ) %
TOTAL NET ASSETS
100.00%
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advantage Surveillance, LLC 11/04/2025 $ 93 $ 93 0.08%
AKS Engineering Holdings LLC 01/07/2025 20 22 0.02%
APS Blackwater Holdings LLC 12/01/2025 194 194 0.17%
CIT Intermediate Holdco, Inc. 11/14/2025 46 46 0.04%
CPS Investors, LP 03/28/2025-05/30/2025 44 40 0.04%
CVS Parent Holdings LLC 02/06/2025 8 6 0.01%
CWC Fund I Co-Invest MFA LP 08/26/2025 169 168 0.15%
Douglas Top Parent LLC 08/27/2024 20 21 0.02%
Mascarene VTC Investment 07/15/2025-11/25/2025 82 73 0.06%
SENS Intermediate Holdings LLC 03/10/2025 80 89 0.08%
Warrior Ultimate Holdings LLC - Class A Common 12/30/2024 — — 0.00%
Warrior Ultimate Holdings LLC - Class A Preferred   0.00% 12/30/2024 39 44 0.04%
Total $ 796 0.71%
Amounts in thousands.

Glossary to the Schedule of Investments
December 31, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

December 31, 2025 (unaudited)

Security Valuation. Principal Private Credit Fund (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the
Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, OTC derivatives, exchange cleared derivatives, repurchase agreements, and U.S. Government and Government
Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, privately-
held entities, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

December 31, 2025 (unaudited)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for Warrior Ultimate Holdings LLC – Class A Common, AKS Engineering Holdings LLC, CVS Parent Holdings LLC, SENS
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Private Credit Fund
Bonds* $ — $ 6,308 $ — $ 6,308
Common Stocks
Consumer, Non-cyclical — — 313 313
Financial — — 168 168
Industrial — — 204 204
Technology — — 67 67
Investment Companies* 8,300 — — 8,300
Preferred Stocks
Consumer, Non-cyclical — — 44 44
Senior Floating Rate Interests* — 11,511 92,260 103,771
Total investments in securities $ 8,300 $ 17,819 $ 93,056 $ 119,175
Fund Asset Type
Fair Value as of
December 31,
2025 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if input
had increased
Principal Private Credit Fund
Senior Floating Rate
Interests
$92,260 Discounted Cash Flow Discount Rate 4.2%-8.2% (5.5)%
Decrease
Common Stock 335 Recent Transaction Transaction Price $1.0-$10,000.0 ($1,977.3) Increase
417 Market Comparables EV/LTM Revenue** 8.0x-18.8x (14.7)x Increase
Movement of Median
Multiples
50%
Increase
Preferred Stock 44 Market Comparables EV/LTM Revenue 13.5x Increase
Movement of Median
Multiples
50%
Increase
Total $ 93,056

December 31, 2025 (unaudited)

Intermediate Holdings LLC, and CPS Investors, LP changed from using the transaction price for the first 90 days to using the Enterprise Valuation Model.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Fund
Value as
of March
31, 2025
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and
Change in
Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
December
31, 2025
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
December 31,2025
Principal Private Credit Fund
Senior Floating Rate
Interests $ 70,110 $74 $313 $27,225 $(5,462) $ — $ — $92,260 $174
Common Stock 161 — (6) 597 — — — 752 (6)
Preferred Stock 38 — 6 — — — — 44 6
Total
$ 70,309 $74 $313 $27,822 $(5,462) $ — $ — $93,056 $174